Portfolio of Investments

Touchstone Balanced Fund – Sepetember 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 61.5%
Information Technology — 18.8%
Accenture PLC - Class A	23,766	$5,370,878
Apple, Inc.	192,000	22,235,520
International Business Machines Corp.	24,693	3,004,397
Microsoft Corp.	89,192	18,759,753
Oracle Corp.	58,204	3,474,779
salesforce.com, Inc.*	17,985	4,519,990
SS&C Technologies Holdings, Inc.	46,597	2,820,050
Texas Instruments, Inc.	60,000	8,567,400
Visa, Inc. - Class A	53,000	10,598,410
Workday, Inc. - Class A*	17,462	3,756,600

		83,107,777

Health Care — 8.8%
Alcon, Inc. (Switzerland)*	5,751	327,519
AmerisourceBergen Corp.	28,687	2,780,344
Amgen, Inc.	15,000	3,812,400
Becton Dickinson and Co.	13,000	3,024,840
Bristol-Myers Squibb Co.	68,671	4,140,175
CVS Health Corp.	10,000	584,000
HCA Healthcare, Inc.	42,104	5,249,527
Johnson & Johnson	52,991	7,889,300
Merck & Co., Inc.	31,591	2,620,473
Stryker Corp.	10,047	2,093,493
UnitedHealth Group, Inc.	20,000	6,235,400

		38,757,471

Communication Services — 8.4%
Alphabet, Inc. - Class C*	6,855	10,074,108
AT&T, Inc.	28,740	819,377
Comcast Corp. - Class A	120,000	5,551,200
Facebook, Inc. - Class A*	45,123	11,817,714
Fox Corp. - Class A	66,476	1,850,027
Netflix, Inc.*	7,763	3,881,733
Walt Disney Co. (The)	24,772	3,073,710

		37,067,869

Consumer Discretionary — 8.2%
Alibaba Group Holding Ltd. (China) ADR*	16,871	4,959,737
Amazon.com, Inc.*	4,832	15,214,663
Hilton Worldwide Holdings, Inc.	45,325	3,867,129
JD.com, Inc. (China) ADR*	61,098	4,741,816
Starbucks Corp.	46,316	3,979,471
Trip.com Group Ltd. (China) ADR*	112,351	3,498,610

		36,261,426

Industrials — 6.9%
Boeing Co. (The)	10,646	1,759,358
Canadian National Railway Co. (Canada)	25,742	2,740,493
Deere & Co.	10,917	2,419,535
FedEx Corp.	8,072	2,030,269
General Dynamics Corp.	14,000	1,938,020
Honeywell International, Inc.	35,000	5,761,350
Hubbell, Inc.	34,522	4,723,990
Parker-Hannifin Corp.	14,919	3,018,710
Raytheon Technologies Corp.	86,618	4,984,000
Verisk Analytics, Inc.	6,077	1,126,129

		30,501,854

Financials — 5.6%
American Express Co.	20,384	2,043,496
Berkshire Hathaway, Inc. - Class B*	43,558	9,275,241
CME Group, Inc.	10,160	1,699,870
Goldman Sachs Group, Inc. (The)	29,904	6,009,807
JPMorgan Chase & Co.	39,000	3,754,530

	Shares	Market Value
Financials — (Continued)
Signature Bank/NewYork NY	25,618	$2,126,038

		24,908,982

Consumer Staples — 2.6%
Monster Beverage Corp.*	52,663	4,223,573
PepsiCo, Inc.	8,485	1,176,021
Philip Morris International, Inc.	58,425	4,381,291
Procter & Gamble Co. (The)	12,856	1,786,855

		11,567,740

Real Estate — 0.8%
Jones Lang LaSalle, Inc.	35,738	3,418,697

Energy — 0.7%
Chevron Corp.	20,000	1,440,000
Exxon Mobil Corp.	38,000	1,304,540
Schlumberger Ltd.	37,700	586,612

		3,331,152

Materials — 0.7%
Corteva, Inc.	1	29
Dow, Inc.	1	47
DuPont de Nemours, Inc.	55,475	3,077,753

		3,077,829

Total Common Stocks		$272,000,797

Principal Amount
	Corporate Bonds — 15.4%
	Financials — 2.9%
$316,000	Ally Financial, Inc., 5.750%, 11/20/25	354,295
282,000	American Financial Group, Inc., 5.250%, 4/2/30	341,592
386,000	Ares Capital Corp., 3.250%, 7/15/25	382,348
355,000	Bank of America Corp., 3.705%, 4/24/28	401,429
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	595,990
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	434,689
435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	455,222
245,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	318,803
330,000	Citigroup, Inc., 3.200%, 10/21/26	364,023
197,000	Citigroup, Inc., 4.750%, 5/18/46	247,231
304,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	313,880
519,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.850%, 2/15/27(A)	472,101
177,000	Credit Acceptance Corp., 6.625%, 3/15/26	182,753
97,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	98,212
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.264%, 7/24/23(A)	442,447
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	168,139
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	364,018
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	370,740
280,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	293,279
413,000	JPMorgan Chase & Co., 2.956%, 5/13/31	443,109
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	478,045
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	455,762
276,000	Mastercard, Inc., 3.300%, 3/26/27	314,611
69,000	MGIC Investment Corp., 5.250%, 8/15/28	71,168
470,000	Morgan Stanley, 3.950%, 4/23/27	532,779
125,000	Navient Corp., 5.500%, 1/25/23	125,794
45,000	Navient Corp., 5.875%, 10/25/24	44,747
126,000	Navient Corp., 7.250%, 9/25/23	130,095

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Financials — (Continued)
$278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	$311,152
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	338,947
348,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.795%, 1/15/27(A)	325,137
49,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	49,613
370,000	PNC Bank NA, 2.700%, 11/1/22	386,742
523,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.816%, 6/1/28(A)	478,754
34,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	32,614
156,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	166,823
59,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	58,263
52,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	54,790
76,000	Springleaf Finance Corp., 8.875%, 6/1/25	84,170
159,000	State Street Corp., 144a, (SOFR +2.690%), 2.825%, 3/30/23(A)	164,521
434,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	441,047
518,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.950%, 5/15/27(A)	486,477
380,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	411,787
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	71,043

		13,059,181

	Industrials — 1.7%
92,070	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	86,996
181,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	192,551
355,000	Bemis Co., Inc., 2.630%, 6/19/30	378,419
106,000	Boeing Co. (The), 5.040%, 5/1/27	116,697
212,000	Boeing Co. (The), 5.805%, 5/1/50	256,473
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	604,014
105,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	107,363
192,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	203,968
233,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	244,941
462,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	535,558
280,000	Eagle Materials, Inc., 4.500%, 8/1/26	290,483
166,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	159,360
167,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	158,567
280,000	FedEx Corp., 5.100%, 1/15/44	358,362
124,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	122,140
212,000	General Electric Co., 4.125%, 10/9/42	214,489
22,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	24,255
405,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	440,402
122,000	Moog, Inc., 144a, 4.250%, 12/15/27	124,751
69,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	71,070
350,000	Norfolk Southern Corp., 4.837%, 10/1/41	459,652
228,000	Otis Worldwide Corp., 3.112%, 2/15/40	244,088
73,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	79,068
83,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	83,000

Principal Amount		Market Value
	Industrials — (Continued)
$40,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	$40,300
373,000	Roper Technologies, Inc., 2.950%, 9/15/29	410,572
69,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	68,103
20,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	20,800
25,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	26,031
131,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	136,803
15,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	16,313
51,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	52,809
34,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	34,085
330,000	Vulcan Materials Co., 4.500%, 4/1/25	375,915
71,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	77,793
50,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	53,431
134,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	141,933
332,000	Xylem, Inc., 1.950%, 1/30/28	345,929

		7,357,484

	Health Care — 1.6%
114,000	Abbott Laboratories, 3.750%, 11/30/26	132,342
365,000	AbbVie, Inc., 4.450%, 5/14/46	434,675
260,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	288,299
322,000	AbbVie, Inc., 144a, 5.000%, 12/15/21	335,765
53,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	53,729
320,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	361,785
33,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	33,825
129,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	132,064
29,000	Avon International Operations, Inc. (United Kingdom), 144a, 7.875%, 8/15/22	29,342
302,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	309,172
98,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	100,799
97,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.280%, 6/6/22(A)	97,671
193,000	Becton Dickinson and Co., 4.685%, 12/15/44	238,634
299,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	420,473
312,000	Cigna Corp., 4.375%, 10/15/28	371,142
160,000	CommonSpirit Health, 4.187%, 10/1/49	170,233
475,000	CVS Health Corp., 4.300%, 3/25/28	555,974
230,000	CVS Health Corp., 5.125%, 7/20/45	290,602
74,000	DaVita, Inc., 144a, 3.750%, 2/15/31	71,303
69,000	DaVita, Inc., 144a, 4.625%, 6/1/30	70,677
399,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	446,304
49,000	Encompass Health Corp., 4.500%, 2/1/28	49,245
28,000	Encompass Health Corp., 4.625%, 4/1/31	28,000
66,000	HCA, Inc., 3.500%, 9/1/30	67,246
212,000	HCA, Inc., 5.375%, 2/1/25	232,140
29,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	31,139
158,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	162,345
22,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	23,155
145,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	146,813
320,000	Mylan, Inc., 4.550%, 4/15/28	372,770
172,000	Select Medical Corp., 144a, 6.250%, 8/15/26	178,880
76,000	Teleflex, Inc., 4.875%, 6/1/26	78,470
22,000	Teleflex, Inc., 144a, 4.250%, 6/1/28	22,770
121,000	Tenet Healthcare Corp., 5.125%, 5/1/25	122,125
69,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	74,175

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Health Care — (Continued)
$410,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$471,016

		7,005,099

	Communication Services — 1.6%
160,000	Alphabet, Inc., 1.900%, 8/15/40	153,931
99,000	Altice France SA (France), 144a, 7.375%, 5/1/26	103,742
51,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	50,490
18,000	AT&T, Inc., 4.500%, 5/15/35	21,252
47,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	48,714
42,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	44,102
164,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	173,635
31,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	32,619
334,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	361,972
33,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	33,525
435,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	583,445
257,000	Comcast Corp., 4.000%, 3/1/48	312,246
152,000	CommScope, Inc., 144a, 5.500%, 3/1/24	156,191
24,000	CommScope, Inc., 144a, 7.125%, 7/1/28	24,660
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	296,960
205,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	206,537
200,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	212,500
148,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	229,952
115,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	81,362
175,000	DISH DBS Corp., 6.750%, 6/1/21	179,375
52,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	50,830
254,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	249,993
50,000	GCI LLC, 144a, 4.750%, 10/15/28	50,500
202,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	209,575
48,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	49,920
98,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	96,775
57,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	58,567
27,000	MDC Partners, Inc., 144a, 6.500%, 5/1/24	24,637
80,000	Meredith Corp., 144a, 6.500%, 7/1/25	82,400
205,000	Netflix, Inc., 4.875%, 4/15/28	229,088
54,000	Netflix, Inc., 144a, 5.375%, 11/15/29	63,647
52,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	52,965
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	103,000
273,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	249,795
20,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	18,650
34,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	33,830
115,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	123,338
181,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	178,738
138,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	160,080
78,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	92,820
33,000	T-Mobile USA, Inc., 4.500%, 2/1/26	34,003
444,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	503,771
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	180,119
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	410,219
280,000	ViacomCBS, Inc., 4.950%, 5/19/50	328,540

		6,943,010

Principal Amount		Market Value
	Consumer Discretionary — 1.5%
$197,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	$201,996
40,000	Adient US LLC, 144a, 7.000%, 5/15/26	42,839
242,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	251,680
137,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	124,677
162,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	158,760
112,000	Carnival Corp., 144a, 11.500%, 4/1/23	125,512
82,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	82,410
13,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	13,406
22,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	22,995
29,000	Dana, Inc., 5.625%, 6/15/28	29,961
34,000	Delta Air Lines, Inc., 3.750%, 10/28/29	28,996
38,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	39,455
63,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	64,181
63,000	Ford Motor Co., 9.000%, 4/22/25	72,230
202,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	196,445
200,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	196,220
190,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	189,550
200,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	197,718
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	158,708
259,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	302,127
108,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	108,000
46,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	45,195
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	430,952
444,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	457,231
178,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	188,748
166,000	Lennar Corp., 4.750%, 4/1/21	167,453
109,000	Lennar Corp., 4.750%, 5/30/25	118,961
28,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	28,000
415,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	514,831
48,000	Marriott International, Inc., 4.625%, 6/15/30	51,405
21,000	Meritor, Inc., 6.250%, 2/15/24	21,420
51,000	Meritor, Inc., 144a, 6.250%, 6/1/25	53,295
149,000	Quad/Graphics, Inc., 7.000%, 5/1/22	131,120
52,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	60,323
64,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	70,400
169,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	179,985
496,000	Toyota Motor Credit Corp. MTN, 0.500%, 8/14/23	497,070
24,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	26,280
200,000	United Rentals North America, Inc., 3.875%, 11/15/27	206,000
182,000	United Rentals North America, Inc., 5.875%, 9/15/26	191,782
19,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	20,164
394,000	Walmart, Inc., 2.850%, 7/8/24	428,093
34,000	WMG Acquisition Corp., 144a, 3.000%, 2/15/31	33,057
22,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	21,340
68,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	69,190

		6,620,161

	Consumer Staples — 1.5%
221,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	226,125
191,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	194,104

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Consumer Staples — (Continued)
$12,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	$12,450
514,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	633,777
282,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	282,959
193,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	193,000
185,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	193,325
354,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	336,300
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	397,533
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	525,664
81,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	88,081
183,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	199,190
93,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	98,507
167,000	Kroger Co. (The), 5.000%, 4/15/42	213,769
400,000	Mars, Inc., 144a, 3.875%, 4/1/39	471,141
117,000	Mattel, Inc., 144a, 6.750%, 12/31/25	123,435
55,000	Michaels Stores, Inc., 144a, 4.750%, 10/1/27	54,519
114,000	Mondelez International, Inc., 3.625%, 5/7/23	123,473
207,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	207,000
26,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	27,690
219,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	223,106
28,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	28,805
24,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	24,600
74,000	QVC, Inc., 4.375%, 9/1/28	75,480
121,000	QVC, Inc., 4.750%, 2/15/27	124,291
351,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	394,994
292,000	Staples, Inc., 144a, 7.500%, 4/15/26	269,855
228,000	Starbucks Corp., 3.350%, 3/12/50	233,969
107,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	114,222
210,000	Sysco Corp., 5.950%, 4/1/30	266,160
85,000	US Foods, Inc., 144a, 6.250%, 4/15/25	89,994

		6,447,518

	Information Technology — 1.2%
899,000	Apple, Inc., 2.750%, 1/13/25	973,548
110,000	Apple, Inc., 4.650%, 2/23/46	153,528
40,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	40,425
75,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	76,991
36,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	38,450
132,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	134,640
153,000	CDK Global, Inc., 4.875%, 6/1/27	161,033
398,000	Fiserv, Inc., 3.500%, 7/1/29	453,686
430,000	Global Payments, Inc., 2.650%, 2/15/25	456,344
404,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	456,843
52,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	54,080
19,000	Logan Merger Sub, Inc., 144a, 5.500%, 9/1/27	19,219
50,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	51,878
210,000	Micron Technology, Inc., 5.327%, 2/6/29	252,557
210,000	Microsoft Corp., 3.500%, 2/12/35	259,078
9,000	NCR Corp., 144a, 8.125%, 4/15/25	9,947
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	508,365

Principal Amount		Market Value
	Information Technology — (Continued)
$85,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	$85,983
351,000	Oracle Corp., 2.650%, 7/15/26	383,226
155,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	164,722
297,000	Visa, Inc., 4.150%, 12/14/35	384,596
58,000	Western Digital Corp., 4.750%, 2/15/26	62,822
104,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	102,780

		5,284,741

	Real Estate — 1.0%
234,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	265,244
207,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	203,579
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	450,947
67,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	74,523
322,000	Equinix, Inc. REIT, 2.900%, 11/18/26	347,287
107,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	103,595
109,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	120,805
396,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	401,390
103,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	107,378
280,000	Life Storage LP REIT, 2.200%, 10/15/30	279,285
207,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	219,478
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	313,148
141,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	145,230
296,000	Realty Income Corp. REIT, 3.250%, 1/15/31	327,567
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	161,118
29,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	29,435
147,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	157,525
250,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	268,075
487,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	522,453

		4,498,062

	Energy — 1.0%
375,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	376,158
151,000	Apache Corp., 4.875%, 11/15/27	142,695
202,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	217,543
270,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	320,657
280,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	241,516
56,000	Cenovus Energy, Inc. (Canada), 5.375%, 7/15/25	53,896
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	402,975
51,000	Cheniere Energy Partners LP, 5.250%, 10/1/25	52,224
22,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	22,578
32,000	Continental Resources, Inc., 4.900%, 6/1/44	24,101
116,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	105,270
10,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	10,275
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	257,488
121,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	109,808
18,000	Global Partners LP / GLP Finance Corp., 144a, 6.875%, 1/15/29	18,180
27,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	26,485
154,000	Montage Resources Corp., 8.875%, 7/15/23	156,502
124,000	Murphy Oil Corp., 6.375%, 12/1/42	97,340
362,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	460,791
277,000	NuStar Logistics LP, 5.625%, 4/28/27	273,589

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.4% (Continued)
	Energy — (Continued)
$10,000	Occidental Petroleum Corp., 4.100%, 2/15/47	$6,751
101,000	Occidental Petroleum Corp., 4.200%, 3/15/48	69,438
148,000	Occidental Petroleum Corp., 6.625%, 9/1/30	136,530
77,000	Occidental Petroleum Corp., 8.500%, 7/15/27	77,594
74,000	ONEOK, Inc., 6.350%, 1/15/31	86,016
206,000	PDC Energy, Inc., 5.750%, 5/15/26	191,281
39,000	Range Resources Corp., 144a, 9.250%, 2/1/26	40,072
20,000	Rattler Midstream LP, 144a, 5.625%, 7/15/25	20,150
22,000	Southwestern Energy Co., 8.375%, 9/15/28	21,617
70,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	71,925
158,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	148,520
169,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	178,718

		4,418,683

	Utilities — 0.9%
258,000	American Water Capital Corp., 6.593%, 10/15/37	392,272
39,000	Calpine Corp., 144a, 5.000%, 2/1/31	39,753
20,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	20,650
50,000	DPL, Inc., 4.350%, 4/15/29	53,375
452,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	488,631
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	295,453
238,000	Edison International, 4.125%, 3/15/28	244,187
388,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	461,152
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	92,304
577,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	520,235
125,000	PacifiCorp., 5.750%, 4/1/37	171,517
54,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	56,025
105,000	PG&E Corp., 5.000%, 7/1/28	101,850
19,000	PG&E Corp., 5.250%, 7/1/30	18,383
65,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	60,288
189,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	189,000
277,000	Virginia Electric & Power Co., 3.300%, 12/1/49	320,449
745,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.393%, 5/15/67(A)	604,614

		4,130,138

	Materials — 0.5%
229,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	239,877
13,000	Arconic Corp., 144a, 6.000%, 5/15/25	13,883
250,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	264,250
10,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	10,025
87,000	Commercial Metals Co., 5.750%, 4/15/26	90,480
113,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	104,525
280,000	Ecolab, Inc., 4.800%, 3/24/30	357,152
76,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	77,805
251,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	262,182
9,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	8,910
101,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	102,768
22,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	22,765
106,000	Novelis Corp., 144a, 5.875%, 9/30/26	108,915
114,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	116,291
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	494,429

Principal Amount		Market Value
	Materials — (Continued)
$15,000	WR Grace & Co., 144a, 4.875%, 6/15/27	$15,491

		2,289,748

	Total Corporate Bonds	$68,053,825

	U.S. Treasury Obligations — 11.8%
8,710,000	U.S. Treasury Bond, 1.375%, 8/15/50	8,548,048
2,435,000	U.S. Treasury Bond, 2.250%, 8/15/49	2,904,213
3,240,000	U.S. Treasury Note, 0.125%, 8/31/22	3,239,873
16,430,000	U.S. Treasury Note, 0.375%, 3/31/22	16,489,687
7,766,000	U.S. Treasury Note, 0.625%, 5/15/30	7,742,945
1,225,000	U.S. Treasury Note, 1.500%, 10/31/24	1,288,834
9,570,000	U.S. Treasury Note, 1.500%, 11/30/24	10,076,911
1,815,000	U.S. Treasury Note, 1.750%, 12/31/20	1,822,311

	Total U.S. Treasury Obligations	$52,112,822

	Asset-Backed Securities — 2.9%
385,935	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	401,557
250,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR + 1.220%), 2.821%, 4/15/33(A)	247,829
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR + 1.140%), 1.398%, 10/22/30(A)	445,044
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR + 2.000%), 2.275%, 1/15/33(A)	575,444
375,000	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	379,238
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR + 1.350%), 1.621%, 10/21/31(A)	461,797
192,555	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	192,948
861,875	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	911,631
668,330	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	675,493
363,380	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	366,951
507,327	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	508,064
694,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	712,195
378,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	401,995
824,500	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	834,905
26,173	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	25,949
850,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR + 1.600%), 1.871%, 10/21/30(A)	832,243
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR + 1.650%), 1.922%, 4/20/31(A)	464,998
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR + 1.900%), 2.180%, 11/15/32(A)	573,774

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 2.9% (Continued)
$915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR + 1.080%), 1.232%, 7/15/38(A)	$903,605
485,000	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	485,867
609,106	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	659,862
465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR + 1.270%), 1.542%, 7/20/32(A)	460,210
1,312,875	Wendy’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,356,988

	Total Asset-Backed Securities	$12,878,587

	U.S. Government Mortgage-Backed Obligations — 2.6%
2,486	FHLMC, Pool #G08062, 5.000%, 6/1/35	2,862
331,159	FHLMC, Pool #G08637, 4.000%, 4/1/45	359,779
17	FHLMC, Pool #G18091, 6.000%, 12/1/20	17
3,679	FHLMC, Pool #P00020, 6.500%, 10/1/22	3,692
1,649,291	FHLMC, Pool #Q02664, 4.500%, 8/1/41	1,855,375
2,470,378	FHLMC, Pool #Q29056, 4.000%, 10/1/44	2,711,862
1,269,172	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,402,510
29	FNMA, Pool #687301, 6.000%, 11/1/32	33
1,095	FNMA, Pool #690305, 5.500%, 3/1/33	1,215
485,996	FNMA, Pool #725423, 5.500%, 5/1/34	572,180
447,066	FNMA, Pool #725610, 5.500%, 7/1/34	526,422
61,400	FNMA, Pool #748895, 6.000%, 12/1/33	65,817
224,299	FNMA, Pool #AD9193, 5.000%, 9/1/40	256,523
590,924	FNMA, Pool #AH8925, 4.500%, 3/1/41	664,673
315,726	FNMA, Pool #AL5718, 3.500%, 9/1/44	348,080
484,577	FNMA, Pool #AR9195, 3.000%, 3/1/43	523,102
1,339,887	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,434,098
807,300	GNMA, Pool #5175, 4.500%, 9/20/41	896,401

	Total U.S. Government Mortgage-Backed Obligations	$11,624,641

Shares
Exchange-Traded Fund — 1.5%
iShares JP Morgan USD Emerging Markets Bond ETF	62,002	6,875,402

Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.3%
$369,016	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.600%, 7/25/43(A)(B)	369,782
801,660	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.575%, 6/25/45(A)(B)	833,409
738,038	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.745%, 10/25/45(A)(B)	762,209
668,839	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.397%, 5/25/43(A)(B)	675,041
652,985	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.930%, 1/25/45(A)(B)	649,884
737,376	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.844%, 12/25/44(A)(B)	738,075
616,911	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	676,657
734,716	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.509%, 1/25/47(A)(B)	746,764

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 1.3% (Continued)
$ 486,778	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	$505,218

	Total Non-Agency Collateralized Mortgage Obligations	$5,957,039

	Commercial Mortgage-Backed Securities — 1.0%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	962,153
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR + 1.250%), 1.402%, 7/15/35(A)	877,400
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	747,650
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR + 1.020%), 2.020%, 11/15/35(A)	479,740
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	941,587
258,249	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR + 1.156%), 1.309%, 12/15/36(A)	256,276

	Total Commercial Mortgage-Backed Securities	$4,264,806

	Agency Collateralized Mortgage Obligations — 0.4%
846,713	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	954,758
429,644	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	478,381
7,135,743	GNMA, Ser 2012-147, Class IO, 0.558%, 4/16/54(A)(B)(C)	210,402

	Total Agency Collateralized Mortgage Obligations	$1,643,541

	Sovereign Government Obligations — 0.1%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	277,270
200,000	Mexico Government International Bond, 4.500%, 1/31/50	211,500

	Total Sovereign Government Obligations	$488,770

	Shares
Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	7,006,885	$7,006,885

Total Investment Securities — 100.1%
(Cost $303,266,547)		$442,907,115

Liabilities in Excess of Other Assets — (0.1%)		(347,573)

Net Assets — 100.0%		$442,559,542

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2020.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Touchstone Balanced Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $44,265,057 or 10.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$272,000,797	$—	$—	$272,000,797
Corporate Bonds	—	68,053,825	—	68,053,825
U.S. Treasury Obligations	—	52,112,822	—	52,112,822
Asset-Backed Securities	—	12,878,587	—	12,878,587
U.S. Government Mortgage-Backed Obligations	—	11,624,641	—	11,624,641
Exchange-Traded Fund	6,875,402	—	—	6,875,402
Non-Agency Collateralized Mortgage Obligations	—	5,957,039	—	5,957,039
Commercial Mortgage-Backed Securities	—	4,264,806	—	4,264,806
Agency Collateralized Mortgage Obligations	—	1,643,541	—	1,643,541
Sovereign Government Obligations	—	488,770	—	488,770
Short-Term Investment Fund	7,006,885	—	—	7,006,885

Total Assets	$285,883,084	$157,024,031	$—	$442,907,115

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$(3,694)	$—	$—	$(3,694)

Total	$285,879,390	$157,024,031	$—	$442,903,421

*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized depreciation on futures interest rate contracts.

Futures Contracts
The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2020:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
Ultra Long U.S. Treasury Bond Futures	12/21/2020	13	2,887,246	$(3,694)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Equity Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 93.5%
United Kingdom — 14.3%
Consumer Discretionary — 2.4%
Compass Group PLC	190,000	$2,854,137

Consumer Staples — 1.8%
Reckitt Benckiser Group PLC	22,000	2,145,117

Health Care — 3.0%
ConvaTec Group PLC, 144a	1,560,000	3,593,777

Industrials — 2.2%
Bunzl PLC	80,000	2,582,914

Information Technology — 2.1%
Spectris PLC	79,000	2,480,201

Real Estate — 2.8%
Foxtons Group PLC*	1,750,000	835,502
Savills PLC*	250,000	2,512,792

Total United Kingdom		17,004,440

Switzerland — 12.2%
Consumer Staples — 3.5%
Nestle SA	35,000	4,165,422

Health Care — 5.3%
Alcon, Inc.*	21,000	1,190,610
Novartis AG	28,000	2,431,081
Roche Holding AG	7,900	2,706,070

Industrials — 2.4%
Adecco Group AG	53,000	2,796,563

Materials — 1.0%
LafargeHolcim Ltd.	26,000	1,183,509

Total Switzerland		14,473,255

Germany — 11.4%
Health Care — 3.1%
Fresenius SE & Co. KGaA	80,000	3,637,946

Industrials — 5.4%
Brenntag AG	52,000	3,306,257
Norma Group SE	101,000	3,138,063

Information Technology — 2.9%
SAP SE	21,900	3,410,229

Total Germany		13,492,495

France — 11.1%
Communication Services — 3.1%
JCDecaux SA*	212,000	3,665,097

Consumer Discretionary — 6.1%
Accor SA*	65,000	1,819,353
Cie Generale des Etablissements Michelin SCA	28,000	3,005,732
LVMH Moet Hennessy Louis Vuitton SE	5,200	2,433,084

Energy — 1.9%
TOTAL SA†	64,500	2,215,095

Total France		13,138,361

Japan — 7.7%
Communication Services — 2.2%
Nippon Telegraph & Telephone Corp.	127,000	2,592,918

Consumer Discretionary — 3.0%
USS Co. Ltd.	199,000	3,560,783

Industrials — 2.5%
FANUC Corp.	15,500	2,974,691

Total Japan		9,128,392

	Shares	Market Value
China — 5.9%
Communication Services — 2.7%
Tencent Holdings Ltd.	47,000	$3,174,539

Consumer Discretionary — 3.2%
Alibaba Group Holding Ltd. ADR*	13,000	3,821,740

Total China		6,996,279

Canada — 4.9%
Materials — 4.9%
Barrick Gold Corp.	115,000	3,230,070
Pretium Resources, Inc.*	200,000	2,568,000

Total Canada		5,798,070

United States — 4.0%
Health Care — 3.0%
Medtronic PLC	34,000	3,533,280

Information Technology — 1.0%
Mastercard, Inc. - Class A	3,400	1,149,778

Total United States		4,683,058

South Korea — 3.4%
Information Technology — 3.4%
Samsung Electronics Co. Ltd.	82,000	4,070,821

India — 3.2%
Consumer Discretionary — 0.3%
PC Jeweller Ltd.*	2,200,000	420,651

Financials — 2.9%
Indian Energy Exchange Ltd., 144a	1,200,000	3,390,343

Total India		3,810,994

Luxembourg — 2.7%
Industrials — 2.7%
Befesa SA, 144a	80,000	3,209,565

Brazil — 2.5%
Consumer Staples — 2.5%
Ambev SA ADR	1,300,000	2,938,000

Hong Kong — 2.3%
Consumer Discretionary — 2.3%
Galaxy Entertainment Group Ltd.	410,000	2,771,887

Taiwan — 2.3%
Information Technology — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,000	2,756,380

Mexico — 2.1%
Consumer Staples — 2.1%
Gruma SAB de CV - Class B	225,000	2,489,994

Greece — 1.9%
Consumer Discretionary — 1.9%
OPAP SA	235,000	2,228,484

Norway — 1.6%
Energy — 1.6%
TGS NOPEC Geophysical Co. ASA	150,000	1,830,600

Total Common Stocks		$110,821,075

Touchstone International Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Funds — 7.8%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	7,378,442	$7,378,442
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	1,850,155	1,850,155

Total Short-Term Investment Funds		$9,228,597

Total Investment Securities —101.3% (Cost $112,297,719)		$120,049,672

Liabilities in Excess of Other Assets — (1.3%)		(1,486,607)

Net Assets — 100.0%		$118,563,065

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $1,820,602.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $10,193,685 or 8.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$835,502	$16,168,938	$—	$17,004,440
Switzerland	—	14,473,255	—	14,473,255
Germany	3,138,063	10,354,432	—	13,492,495
France	—	13,138,361	—	13,138,361
Japan	—	9,128,392	—	9,128,392
China	3,821,740	3,174,539	—	6,996,279
Canada	5,798,070	—	—	5,798,070
United States	4,683,058	—	—	4,683,058
South Korea	—	4,070,821	—	4,070,821
India	—	3,810,994	—	3,810,994
Luxembourg	—	3,209,565	—	3,209,565
Brazil	2,938,000	—	—	2,938,000
Hong Kong	—	2,771,887	—	2,771,887
Taiwan	2,756,380	—	—	2,756,380
Mexico	2,489,994	—	—	2,489,994
Greece	—	2,228,484	—	2,228,484
Norway	—	1,830,600	—	1,830,600
Short-Term Investment Funds	9,228,597	—	—	9,228,597

Total	$35,689,404	$84,360,268	$—	$120,049,672

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments

Touchstone International Growth Fund (formerly known as Touchstone International Small Cap Fund) – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 96.8%
China — 32.1%
Communication Services — 7.2%
Tencent Holdings Ltd.	104,225	$7,039,710

Consumer Discretionary — 21.7%
Alibaba Group Holding Ltd. ADR*	32,085	9,432,348
ANTA Sports Products Ltd.	132,000	1,377,608
JD.com, Inc. ADR*	73,420	5,698,126
New Oriental Education & Technology Group, Inc. ADR*	31,330	4,683,835

Consumer Staples — 1.9%
Kweichow Moutai Co. Ltd. - Class A	2,000	491,892
Wuliangye Yibin Co. Ltd. - Class A	43,128	1,406,070

Financials — 1.3%
Ping An Insurance Group Co. of China Ltd.	117,500	1,219,750

Total China		31,349,339

Germany — 12.3%
Communication Services — 2.7%
Stroeer SE & Co. KGaA*	33,499	2,602,149

Consumer Discretionary — 3.6%
adidas AG*	10,868	3,509,736

Information Technology — 6.0%
Netcompany Group A/S, 144a*	14,773	1,224,899
SAP SE	30,000	4,671,546

Total Germany		12,008,330

Switzerland — 9.3%
Financials — 3.3%
Partners Group Holding AG	3,515	3,233,111

Health Care — 6.0%
Alcon, Inc.*	28,676	1,625,806
Sonova Holding AG*	8,333	2,111,709
Straumann Holding AG	2,094	2,118,294

Total Switzerland		9,088,920

France — 7.9%
Consumer Discretionary — 3.2%
Kering SA	4,746	3,148,225

Information Technology — 4.7%
Capgemini SE	35,502	4,554,743

Total France		7,702,968

United Kingdom — 6.6%
Health Care — 4.6%
AstraZeneca PLC	41,300	4,512,623

Information Technology — 2.0%
Endava PLC ADR*	30,300	1,913,445

Total United Kingdom		6,426,068

Japan — 5.0%
Communication Services — 1.7%
Kakaku.com, Inc.	63,600	1,676,744

Industrials — 3.3%
Recruit Holdings Co. Ltd.	79,300	3,149,428

Total Japan		4,826,172

United States — 4.9%
Communication Services — 3.2%
Alphabet, Inc. - Class A*	940	1,377,664
Facebook, Inc. - Class A*	6,600	1,728,540

	Shares	Market Value
United States — (Continued)
Information Technology — 1.7%
Microsoft Corp.	8,000	$1,682,640

Total United States		4,788,844

Canada — 4.9%
Consumer Discretionary — 2.8%
Dollarama, Inc.	70,428	2,699,595

Industrials — 2.1%
Canadian Pacific Railway Ltd.	6,800	2,070,124

Total Canada		4,769,719

Israel — 4.3%
Information Technology — 4.3%
Nice Ltd. ADR*	18,290	4,152,379

Italy — 3.3%
Information Technology — 3.3%
Nexi SpA, 144a*	161,600	3,238,824

Sweden — 3.2%
Consumer Discretionary — 3.2%
Evolution Gaming Group AB, 144a	46,410	3,066,454

Spain — 1.9%
Health Care — 1.9%
Grifols SA	65,459	1,882,282

Argentina — 1.1%
Information Technology — 1.1%
Globant SA*	6,150	1,102,203

Total Common Stocks		$94,402,502

Short-Term Investment Fund — 4.1%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	3,958,983	$3,958,983

Total Investment Securities — 100.9% (Cost $84,700,995)		$98,361,485

Liabilities in Excess of Other Assets — (0.9%)		(830,433)

Net Assets — 100.0%		$97,531,052

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR	- American Depositary Receipt
PLC	- Public Limited Company
144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $7,530,177 or 7.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (formerly known as Touchstone International Small Cap Fund) (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$19,814,309	$11,535,030	$—	$31,349,339
Germany	1,224,899	10,783,431	—	12,008,330
Switzerland	—	9,088,920	—	9,088,920
France	—	7,702,968	—	7,702,968
United Kingdom	1,913,445	4,512,623	—	6,426,068
Japan	—	4,826,172	—	4,826,172
United States	4,788,844	—	—	4,788,844
Canada	4,769,719	—	—	4,769,719
Israel	4,152,379	—	—	4,152,379
Italy	—	3,238,824	—	3,238,824
Sweden	—	3,066,454	—	3,066,454
Spain	—	1,882,282	—	1,882,282
Argentina	1,102,203	—	—	1,102,203
Short-Term Investment Fund	3,958,983	—	—	3,958,983

Total	$41,724,781	$56,636,704	$—	$98,361,485

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Focused Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 98.5%
Information Technology — 29.3%
Apple, Inc.	1,226,300	$142,017,803
Cisco Systems, Inc.	516,190	20,332,724
International Business Machines Corp.	211,430	25,724,688
Microsoft Corp.	641,666	134,961,610
Oracle Corp.	575,576	34,361,887
salesforce.com, Inc.*	223,368	56,136,846
SS&C Technologies Holdings, Inc.	316,416	19,149,496
Texas Instruments, Inc.	213,715	30,516,365
Visa, Inc. - Class A	168,956	33,786,131
Workday, Inc. - Class A*	127,620	27,454,891

		524,442,441

Communication Services — 17.8%
Alphabet, Inc. - Class C*	63,799	93,759,010
AT&T, Inc.	330,323	9,417,509
Comcast Corp. - Class A	947,256	43,820,063
Facebook, Inc. - Class A*	369,153	96,681,171
Fox Corp. - Class A	543,444	15,124,047
Netflix, Inc.*	64,980	32,491,949
Walt Disney Co. (The)	217,540	26,992,363

		318,286,112

Consumer Discretionary — 14.1%
Alibaba Group Holding Ltd. (China) ADR*	127,227	37,402,193
Amazon.com, Inc.*	32,160	101,263,157
Hilton Worldwide Holdings, Inc.	307,750	26,257,230
JD.com, Inc. (China) ADR*	466,788	36,227,417
Starbucks Corp.	306,385	26,324,599
Trip.com Group Ltd. (China) ADR*	766,389	23,865,353

		251,339,949

Health Care — 12.0%
AmerisourceBergen Corp.	193,163	18,721,358
Becton Dickinson and Co.	82,860	19,279,865
Bristol-Myers Squibb Co.	580,543	35,000,937
HCA Healthcare, Inc.	278,752	34,754,799
Johnson & Johnson	355,363	52,906,443
Merck & Co., Inc.	116,435	9,658,283
UnitedHealth Group, Inc.	140,161	43,697,995

		214,019,680

Financials — 9.8%
Berkshire Hathaway, Inc. - Class B*	360,724	76,812,569
Goldman Sachs Group, Inc. (The)	218,993	44,011,023
JPMorgan Chase & Co.	325,000	31,287,750
Signature Bank/NewYork NY	283,917	23,562,272

		175,673,614

Industrials — 8.3%
Deere & Co.	168,320	37,304,762
FedEx Corp.	96,033	24,154,220
Hubbell, Inc.	223,892	30,637,381
Parker-Hannifin Corp.	104,544	21,153,433

	Shares	Market Value
Industrials — (Continued)
Raytheon Technologies Corp.	598,946	$34,463,353

		147,713,149

Consumer Staples — 3.4%
Monster Beverage Corp.*	404,704	32,457,261
Philip Morris International, Inc.	390,345	29,271,972

		61,729,233

Real Estate — 1.5%
Jones Lang LaSalle, Inc.	277,122	26,509,491

Materials — 1.2%
DuPont de Nemours, Inc.	391,038	21,694,788

Energy — 1.1%
Exxon Mobil Corp.	455,000	15,620,150
Schlumberger Ltd.	248,127	3,860,856

		19,481,006

Total Common Stocks		$1,760,889,463

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	17,734,020	$17,734,020

Total Investment Securities — 99.5%
(Cost $1,030,153,434)		$1,778,623,483
Other Assets in Excess of Liabilities — 0.5%		8,162,218

Net Assets — 100.0%		$1,786,785,701

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,760,889,463	$—	$—	$1,760,889,463
Short-Term Investment Fund	17,734,020	—	—	17,734,020

Total	$1,778,623,483	$—	$—	$1,778,623,483

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 97.4%
Information Technology — 20.5%
Apple, Inc.	180,238	$20,873,363
Cisco Systems, Inc.	173,210	6,822,742
Citrix Systems, Inc.	69,297	9,542,890
Texas Instruments, Inc.	79,490	11,350,377
Visa, Inc. - Class A	65,466	13,091,236

		61,680,608

Financials — 16.1%
Berkshire Hathaway, Inc. - Class B*	92,083	19,608,154
BlackRock, Inc.	17,080	9,625,434
Charles Schwab Corp. (The)	261,617	9,478,384
Progressive Corp. (The)	100,211	9,486,975

		48,198,947

Consumer Discretionary — 15.4%
CarMax, Inc.*	114,150	10,491,526
Dollar Tree, Inc.*	68,720	6,276,885
Home Depot, Inc. (The)	44,124	12,253,676
Lowe’s Cos., Inc.	37,813	6,271,664
O’Reilly Automotive, Inc.*	23,528	10,848,290

		46,142,041

Communication Services — 10.5%
Alphabet, Inc. - Class C*	10,585	15,555,716
Fox Corp. - Class A	220,348	6,132,285
Verizon Communications, Inc.	166,488	9,904,371

		31,592,372

Materials — 8.8%
Air Products & Chemicals, Inc.	38,195	11,376,763
Martin Marietta Materials, Inc.	38,380	9,033,117
NewMarket Corp.	17,930	6,137,798

		26,547,678

Industrials — 8.1%
FedEx Corp.	52,395	13,178,390
Norfolk Southern Corp.	52,387	11,210,294

		24,388,684

Consumer Staples — 7.2%
Altria Group, Inc.	253,862	9,809,228
Nestle SA (Switzerland) ADR	99,104	11,818,648

		21,627,876

Health Care — 7.1%
Bristol-Myers Squibb Co.	88,789	5,353,089
Johnson & Johnson	60,916	9,069,174
Pfizer, Inc.	187,675	6,887,672

		21,309,935

Real Estate — 3.7%
STORE Capital Corp. REIT	404,312	11,090,278

Total Common Stocks		$292,578,419

	Shares	Market Value
Short-Term Investment Fund — 2.6%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	7,647,794	$7,647,794

Total Investment Securities — 100.0%
(Cost $214,696,725)		$300,226,213
Other Assets in Excess of Liabilities — 0.0%		50,867

Net Assets — 100.0%		$300,277,080

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$292,578,419	$—	$—	$292,578,419
Short-Term Investment Fund	7,647,794	—	—	7,647,794

Total	$300,226,213	$—	$—	$300,226,213

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Company Growth Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.1%
Information Technology — 46.8%
Adobe, Inc.*	40,000	$19,617,200
Automatic Data Processing, Inc.	39,005	5,440,808
EPAM Systems, Inc.*	34,465	11,141,845
Global Payments, Inc.	26,600	4,723,628
GoDaddy, Inc. - Class A*	58,425	4,438,547
Intuit, Inc.	33,585	10,955,763
Mastercard, Inc. - Class A	18,175	6,146,240
Microsoft Corp.	113,875	23,951,329
PayPal Holdings, Inc.*	80,575	15,875,692
Visa, Inc. - Class A	49,475	9,893,516

		112,184,568

Consumer Discretionary — 19.7%
Alibaba Group Holding Ltd. (China) ADR*	61,200	17,991,576
Amazon.com, Inc.*	5,325	16,766,987
Burlington Stores, Inc.*	24,250	4,997,682
JD.com, Inc. (China) ADR*	94,125	7,305,042

		47,061,287

Communication Services — 18.3%
Alphabet, Inc. - Class A*	10,585	15,513,376
Facebook, Inc. - Class A*	43,225	11,320,627
Sirius XM Holdings, Inc.	1,040,950	5,579,492
Tencent Holdings Ltd. (China) ADR	170,350	11,524,177

		43,937,672

Health Care — 9.6%
Abbott Laboratories	24,100	2,622,803
Becton Dickinson and Co.	9,675	2,251,179
Boston Scientific Corp.*	81,925	3,130,354
Neurocrine Biosciences, Inc.*	34,225	3,291,076
UnitedHealth Group, Inc.	15,800	4,925,966
Zoetis, Inc.	41,325	6,833,916

		23,055,294

Financials — 2.6%
Aon PLC - Class A	30,388	6,269,045

Consumer Staples — 2.1%
Monster Beverage Corp.*	63,575	5,098,715

Total Common Stocks		$237,606,581

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional
Shares, 0.02%¥Ω	2,135,968	$2,135,968

Total Investment Securities — 100.0%
(Cost $116,497,800)		$239,742,549
Liabilities in Excess of Other Assets — 0.0%		(70,580)

Net Assets — 100.0%		$239,671,969

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$237,606,581	$—	$—	$237,606,581
Short-term Investment Fund	2,135,968	—	—	2,135,968

Total	$239,742,549	$—	$—	$239,742,549

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Fixed Rate Revenue Bonds — 66.4%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$545,275
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	420,679
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	895,162
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	560,235
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,328,520
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,003,670
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	233,790
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,066,000
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	509,810
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,015,140
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	781,020
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,096,710
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,067,484
500,000	OH St Univ Ser A	4.000	12/01/32	555,520
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	184,730
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	462,201
300,000	Port Of Gtr Cincinnati Dev Aut (Ref St.Xavier High Sch Inc Pro)	4.000	04/01/33	331,479
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	301,952
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,211,187
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,155,803
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,181,650
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,098,400
525,000	OH St Univ Ser A	4.000	12/01/33	579,595
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	297,576
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	520,175
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	699,775
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	583,430
570,000	Miami Univ OH (Ref)	5.000	09/01/35	684,901
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,288,871
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	594,765
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	238,054
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	330,194
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	564,980
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	629,354
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,264,230
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	603,695
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,240,600
340,000	Confluence Cmnty Auth OH (Stadium & Sports Proj)	4.000	05/01/39	390,572
160,000	Warren Co. OH Hlth Care Facs (Ref Otterbein Homes Ser A)	4.000	07/01/39	176,582
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	315,678
1,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth Sys Obli)	4.000	01/01/40	1,156,830
500,000	Hamilton Co. Oh Hosp Facs Rev (Ref Trihealth Inc Obligated Gr)	5.000	08/15/40	631,310
245,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	09/15/40	296,955
400,000	OH St Hosp Rev (Ref Premier Health Partners Ol)	4.000	11/15/40	432,932
1,000,000	Allen Co. Oh Hosp Facs Rev (Ref Bon Secours Mercy Health I)	4.000	12/01/40	1,150,270
315,000	Akron OH Income Tax Rev	4.000	12/01/41	354,173

	Total Fixed Rate Revenue Bonds			$33,031,914

	General Obligation Bonds — 19.3%
835,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,066,512
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,149,600
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	340,734
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	411,844
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	821,884
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	586,340
500,000	Cuyahoga Co. Oh (Ser A) LTGO	3.000	12/01/35	539,525

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Market Value
	General Obligation Bonds — 19.3% (Continued)
$ 500,000	Dublin OH (Ser A) LTGO	5.000%	12/01/35	$638,970
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	525,041
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	238,142
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	616,325
500,000	Greene Co OH Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	585,745
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,245,520
300,000	Lexington OH LSD (Ser A) UTGO	4.000	10/01/39	359,529
400,000	Athens OH CSD (Ser A) UTGO	4.000	12/01/40	466,196

	Total General Obligation Bonds			$9,591,907

	Pre-refunded/Escrowed to Maturity(A) — 12.0%
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	400,886
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	734,058
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/29	356,074
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A Pre-refunded @ $100	4.500	05/01/32	1,068,480
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj) Pre-refunded @ $100	5.250	06/01/32	1,083,490
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/33	275,013
475,000	Cincinnati OH Wtr Sys Rev Ser A Pre-refunded @ $100	5.000	12/01/35	589,860
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO (Pre-refunded @ $100)	5.000	12/01/38	1,439,137

	Total Pre-refunded/Escrowed to Maturity			$5,946,998

	Variable Rate Demand Notes(B)(C)(D) — 1.1%
450,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare C) (LOC: Union Bank NA)	0.050	06/01/34	450,000
100,000	OH St Hgr Edl Fac Commis (Variable Cleveland Clinic Hosp) Ser B 3 (LIQ: U.S. Bank N.A.)	0.030	01/01/39	100,000

	Total Variable Rate Demand Notes			$550,000

	Total Investment Securities — 98.8%
	(Cost $45,306,319)			$49,120,819
	Other Assets in Excess of Liabilities — 1.2%			586,942

	Net Assets — 100.0%			$49,707,761

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

(B)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at September 30, 2020. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

As of September 30, 2020, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of September 30, 2020, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ – Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,120,819	$—	$49,120,819
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.3%
Health Care — 21.9%
Addus HomeCare Corp.*	80,472	$7,605,409
Bio-Rad Laboratories, Inc. - Class A*	14,716	7,585,509
Bio-Techne Corp.	29,998	7,431,405
Chemed Corp.	15,663	7,523,722
Encompass Health Corp.	119,115	7,740,093
Ensign Group, Inc. (The)	138,285	7,890,542
Globus Medical, Inc. - Class A*	150,252	7,440,479
Haemonetics Corp.*	86,142	7,515,889
HMS Holdings Corp.*	304,646	7,296,272
Integra LifeSciences Holdings Corp.*	164,455	7,765,565
Magellan Health, Inc.*	97,186	7,364,755
NuVasive, Inc.*	147,869	7,181,997
Omnicell, Inc.*	101,667	7,590,458
Premier, Inc. - Class A	242,344	7,956,154
Progyny, Inc.*	281,210	8,276,010
Providence Service Corp. (The)*	88,952	8,264,530
Tactile Systems Technology, Inc.*	219,628	8,036,188
Vericel Corp.*	409,145	7,581,457
Vocera Communications, Inc.*	286,032	8,317,811

		146,364,245

Information Technology — 20.7%
8x8, Inc.*	494,760	7,693,518
Aspen Technology, Inc.*	57,056	7,222,719
Cerence, Inc.*	141,665	6,923,169
Envestnet, Inc.*	91,389	7,051,575
ExlService Holdings, Inc.*	128,965	8,507,821
J2 Global, Inc.*	112,621	7,795,626
KBR, Inc.	349,672	7,818,666
MAXIMUS, Inc.	104,775	7,167,658
Nice Ltd. (Israel) ADR*	31,632	7,181,413
Nuance Communications, Inc.*	228,920	7,597,855
Onto Innovation, Inc.*	537,382	16,003,236
Qualys, Inc.*	74,400	7,291,944
SPS Commerce, Inc.*	99,811	7,772,283
Tower Semiconductor Ltd. (Israel)*	444,698	8,102,398
Verint Systems, Inc.*	336,904	16,232,035
WNS Holdings Ltd. (India) ADR*	122,904	7,860,940

		138,222,856

Industrials — 20.5%
Aerojet Rocketdyne Holdings, Inc.*	200,007	7,978,279
ASGN, Inc.*	115,971	7,371,117
Clean Harbors, Inc.*	238,191	13,345,842
Crane Co.	144,023	7,219,873
Curtiss-Wright Corp.	140,031	13,059,291
Dycom Industries, Inc.*	141,245	7,460,561
Great Lakes Dredge & Dock Corp.*	850,555	8,088,778
ITT, Inc.	130,068	7,680,515
John Bean Technologies Corp.	71,951	6,611,577
Parsons Corp.*	243,708	8,173,966
Quanta Services, Inc.	254,723	13,464,658
RBC Bearings, Inc.*	54,924	6,657,338
Rexnord Corp.	270,402	8,068,796
SkyWest, Inc.	243,373	7,267,118
Watts Water Technologies, Inc. - Class A	77,578	7,769,437
Woodward, Inc.	87,325	6,999,972

		137,217,118

Consumer Discretionary — 16.3%
American Eagle Outfitters, Inc.†	817,740	12,110,729
Aritzia, Inc. (Canada)*	586,108	7,672,158

	Shares	Market Value
Consumer Discretionary — (Continued)
Fox Factory Holding Corp.*	109,945	$8,172,212
frontdoor, Inc.*	340,135	13,234,653
Grand Canyon Education, Inc.*	88,914	7,107,785
Malibu Boats, Inc. - Class A*	148,800	7,374,528
Oxford Industries, Inc.	178,912	7,220,888
Skyline Champion Corp.*	266,855	7,143,708
Steven Madden Ltd.	390,272	7,610,304
Strategic Education, Inc.	81,894	7,490,844
Texas Roadhouse, Inc.	108,391	6,589,089
TopBuild Corp.*	43,214	7,376,198
Zumiez, Inc.*	360,641	10,033,033

		109,136,129

Financials — 11.4%
Evercore, Inc. - Class A	250,837	16,419,790
Glacier Bancorp, Inc.	253,896	8,137,367
Old National Bancorp	629,240	7,903,254
Pacific Premier Bancorp, Inc.	408,849	8,234,219
TCF Financial Corp.	463,226	10,820,959
Webster Financial Corp.	312,425	8,251,144
Western Alliance Bancorp	252,663	7,989,204
WSFS Financial Corp.	308,921	8,331,599

		76,087,536

Real Estate — 5.1%
Corporate Office Properties Trust REIT	692,399	16,423,704
Healthcare Realty Trust, Inc. REIT	313,986	9,457,258
STAG Industrial, Inc. REIT	273,729	8,345,997

		34,226,959

Communication Services — 3.4%
Cargurus, Inc.*	339,134	7,335,468
Cogent Communications Holdings, Inc.	127,637	7,664,602
QuinStreet, Inc.*	500,024	7,920,380

		22,920,450

Total Common Stocks		$664,175,293

Short-Term Investment Funds — 2.1%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	11,418,982	11,418,982
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	2,355,496	2,355,496

Total Short-Term Investment Funds		$13,774,478

Total Investment Securities — 101.4%
(Cost $570,064,768)		$677,949,771

Liabilities in Excess of Other Assets — (1.4%)		(9,150,455)

Net Assets — 100.0%		$668,799,316

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $2,439,503.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$664,175,293	$—	$—	$664,175,293
Short-Term Investment Funds	13,774,478	—	—	13,774,478

Total	$677,949,771	$—	$—	$677,949,771

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Value Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 97.2%
Financials — 20.5%
American Express Co.	34,209	$3,429,452
American International Group, Inc.	279,262	7,688,083
Chubb Ltd.	52,986	6,152,734
Citigroup, Inc.	68,449	2,950,836
Goldman Sachs Group, Inc. (The)	31,321	6,294,581
JPMorgan Chase & Co.	55,609	5,353,479
New York Community Bancorp, Inc.	386,410	3,195,611
Northern Trust Corp.	44,838	3,496,019
US Bancorp	175,804	6,302,573
Wells Fargo & Co.	201,788	4,744,036
Willis Towers Watson PLC	20,067	4,190,391

		53,797,795

Industrials — 18.0%
AECOM*	86,668	3,626,189
Deere & Co.	39,345	8,720,032
General Dynamics Corp.	31,442	4,352,516
Jacobs Engineering Group, Inc.	21,756	2,018,304
JB Hunt Transport Services, Inc.	58,338	7,372,757
Quanta Services, Inc.	51,354	2,714,572
Raytheon Technologies Corp.	91,083	5,240,916
Stanley Black & Decker, Inc.	49,703	8,061,827
Westinghouse Air Brake Technologies Corp.	82,789	5,122,983

		47,230,096

Consumer Discretionary — 14.3%
Advance Auto Parts, Inc.	57,841	8,878,594
Aramark	305,691	8,085,527
Dollar General Corp.	13,581	2,846,849
Lennar Corp. - Class A	101,531	8,293,052
Lowe’s Cos., Inc.	57,443	9,527,496

		37,631,518

Information Technology — 11.4%
Broadcom, Inc.	22,987	8,374,624
Cognizant Technology Solutions Corp. - Class A	106,392	7,385,733
Oracle Corp.	46,689	2,787,333
QUALCOMM, Inc.	46,597	5,483,535
Texas Instruments, Inc.	41,801	5,968,765

		29,999,990

Health Care — 10.3%
Anthem, Inc.	20,548	5,518,987
CVS Health Corp.	122,288	7,141,619
Medtronic PLC	72,155	7,498,348
UnitedHealth Group, Inc.	22,119	6,896,041

		27,054,995

	Shares	Market Value
Materials — 7.0%
Air Products & Chemicals, Inc.	22,165	$6,602,067
Corteva, Inc.	240,837	6,938,514
DuPont de Nemours, Inc.	88,321	4,900,049

		18,440,630

Energy — 6.0%
Chevron Corp.	64,554	4,647,888
Hess Corp.	74,388	3,044,701
Phillips 66	112,202	5,816,552
Valero Energy Corp.	53,948	2,337,027

		15,846,168

Utilities — 3.1%
Edison International	49,888	2,536,306
Exelon Corp.	155,697	5,567,725

		8,104,031

Communication Services — 2.7%
Comcast Corp. - Class A	150,904	6,980,819

Real Estate — 2.0%
MGM Growth Properties LLC - Class A REIT	192,196	5,377,644

Consumer Staples — 1.9%
Coca-Cola European Partners PLC (United Kingdom)	130,782	5,075,649

Total Common Stocks		$255,539,335

Short-Term Investment Fund — 2.8%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	7,444,963	$7,444,963

Total Investment Securities — 100.0% (Cost $229,852,168)		$262,984,298

Other Assets in Excess of Liabilities — 0.0%		37,843

Net Assets — 100.0%		$263,022,141

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$255,539,335	$—	$—	$255,539,335
Short-Term Investment Fund	7,444,963	—	—	7,444,963

Total	$262,984,298	$—	$—	$262,984,298

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2020 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2020, for each Fund’s investments is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.